Lease (Details) - Schedule of Maturities of Lease Liabilities	Jun. 30, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 202,397
2025	174,375
Total future minimum lease payments	376,772
Less: imputed interest	(17,029)
Present value of lease liabilities	$ 359,743